TrimTabs U.S. Free Cash Flow Quality ETF
(formerly, TrimTabs All Cap U.S. Free-Cash-Flow ETF)
Schedule of Investments
October 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Communications - 5.9%
Activision Blizzard, Inc.	13,620	$1,031,443
Alphabet, Inc. - Class A (a)	1,211	1,957,109
Facebook, Inc. - Class A (a)	12,750	3,354,653
The Walt Disney Co.	15,878	1,925,207
Zillow Group, Inc. - Class C (a)	19,942	1,767,260
		10,035,672
Consumer Discretionary - 18.7%
Alibaba Group Holding Ltd. - ADR (a)	8,739	2,662,686
Amazon.com, Inc. (a)	1,450	4,402,417
AutoNation, Inc. (a)	31,491	1,786,484
CarMax, Inc. (a)	16,743	1,447,265
Etsy, Inc. (a)	16,197	1,969,393
Lennar Corp. - Class A	23,671	1,662,414
Lowe's Cos., Inc.	10,927	1,727,559
Lululemon Athletica, Inc. (a)	5,119	1,634,445
Marriott International, Inc.	20,061	1,863,266
NIKE, Inc. - Class B	20,574	2,470,526
Peloton Interactive, Inc. - Class A (a)	12,162	1,340,374
Starbucks Corp.	21,629	1,880,858
The Home Depot, Inc.	8,187	2,183,555
Thor Industries, Inc.	14,494	1,225,903
Wayfair, Inc. - Class A (a)	6,052	1,501,078
Yum China Holdings, Inc.	39,265	2,090,076
		31,848,299
Consumer Staples - 9.8%
Brown-Forman Corp. - Class B	25,391	1,770,007
Colgate-Palmolive Co.	20,988	1,655,743
Costco Wholesale Corp.	5,226	1,868,922
Monster Beverage Corp. (a)	24,685	1,890,130
The Boston Beer Co., Inc. - Class A (a)	2,575	2,675,889
The Clorox Co.	7,051	1,461,320
The Estee Lauder Companies, Inc.	8,194	1,799,894
The Hershey Co.	9,964	1,369,651
Walmart, Inc.	16,179	2,244,836
		16,736,392
Energy - 0.8%
Halliburton Co.	112,452	1,356,171
Financials - 7.4%
Aon PLC	8,685	1,598,127
Bank of America Corp.	74,682	1,769,964
Berkshire Hathaway, Inc. - Class B (a)	12,157	2,454,498
JPMorgan Chase & Co.	31,777	3,115,417
Morgan Stanley	36,936	1,778,468
The Progressive Corp.	21,481	1,974,104
		12,690,578
Health Care - 13.1%
Abbott Laboratories	18,218	1,914,894
AbbVie, Inc.	21,156	1,800,376
Edwards Lifesciences Corp. (a)	20,262	1,452,583
Gilead Sciences, Inc.	26,263	1,527,194
Humana, Inc.	5,100	2,036,328
Illumina, Inc. (a)	4,646	1,359,884
Intuitive Surgical, Inc. (a)	2,823	1,883,167
Medtronic PLC	17,192	1,728,999
Regeneron Pharmaceuticals, Inc. (a)	2,550	1,386,078
UnitedHealth Group, Inc.	7,254	2,213,486
Vertex Pharmaceuticals, Inc. (a)	5,287	1,101,599
Zimmer Biomet Holdings, Inc.	12,249	1,618,093
Zoetis, Inc.	15,319	2,428,827
		22,451,508
Industrials - 10.1%
Keysight Technologies, Inc. (a)	16,210	1,699,943
Lockheed Martin Corp.	4,134	1,447,437
Norfolk Southern Corp.	8,851	1,850,921
Old Dominion Freight Line, Inc.	13,773	2,621,966
Proto Labs, Inc. (a)	16,870	1,992,010
Rockwell Automation, Inc.	8,397	1,991,097
Trane Technologies PLC	16,376	2,173,914
United Parcel Service, Inc. - Class B	10,569	1,660,495
United Rentals, Inc. (a)	10,097	1,800,194
		17,237,977
Materials - 3.8%
Linde PLC	5,417	1,193,582
Louisiana-Pacific Corp.	67,708	1,935,095
Newmont Corp.	26,163	1,644,083
Trex Co., Inc. (a)	23,812	1,655,886
		6,428,646
Technology - 30.3% (c)
Accenture PLC - Class A	9,556	2,072,792
Advanced Micro Devices, Inc. (a)	18,312	1,378,710
ANSYS, Inc. (a)	7,164	2,180,507
Apple, Inc.	27,507	2,994,412
Cadence Design Systems, Inc. (a)	16,511	1,805,808
CoStar Group, Inc. (a)	2,611	2,150,446
FLIR Systems, Inc.	40,317	1,398,597
Fortinet, Inc. (a)	12,580	1,388,455
HP, Inc.	93,011	1,670,477
Jack Henry & Associates, Inc.	8,283	1,227,955
Leidos Holdings, Inc.	16,193	1,344,019
MarketAxess Holdings, Inc.	3,731	2,010,449
Mastercard, Inc. - Class A	5,817	1,679,019
Maxim Integrated Products, Inc.	25,709	1,790,632
Microsoft Corp.	20,808	4,212,996
Moody's Corp.	6,292	1,654,167
Morningstar, Inc.	7,021	1,336,658
MSCI, Inc.	5,284	1,848,555
Nice Ltd. - ADR (a)	9,728	2,220,513
NVIDIA Corp.	6,470	3,243,799
S&P Global, Inc.	5,782	1,866,025
ServiceNow, Inc. (a)	3,802	1,891,761
Teradyne, Inc.	15,820	1,389,787
Texas Instruments, Inc.	13,980	2,021,368
Visa, Inc. - Class A	8,530	1,549,986
Workday, Inc. - Class A (a)	7,991	1,679,069
Zoom Video Communications, Inc. - Class A (a)	3,610	1,663,885
		51,670,847
TOTAL COMMON STOCKS (Cost $152,542,431)		170,456,090

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.010% (b)	177,143	177,143
TOTAL SHORT-TERM INVESTMENTS (Cost $177,143)		177,143

Total Investments (Cost $152,719,574) - 100.0%		170,633,233
Other Assets in Excess of Liabilities - 0.0% (d)		42,653
TOTAL NET ASSETS - 100.0%		$170,675,886

Percentages are stated as a percent of net assets.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2020.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund's total assets at the time of investment.
(d)	Less than 0.05%.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$170,456,090	$-	$-	$170,456,090
Short-Term Investments	177,143	-	-	$177,143
Total Investments in Securities	$170,633,233	$-	$-	$170,633,233

^ See Schedule of Investments for sector breakouts.
The Fund did not invest in any Level 3 securities during the period.